Income taxes - Uncertain tax positions (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Aggregate changes in the balance of gross unrecognized tax benefits, excluding interest and penalties
Balance, beginning of the year	$ 353
Increases related to prior year tax positions	55	$ 353
Balance, end of year	$ 408	$ 353